General information - Narrative (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024 brand ₩ / shares	Dec. 31, 2023 ₩ / shares	Oct. 31, 2023 USD ($) site	Oct. 31, 2023 EUR (€) site	Oct. 30, 2023 EUR (€)	Sep. 02, 2021 ₩ / shares shares	Dec. 31, 2017 USD ($)
Disclosure of subsidiaries [line items]
Number of brands | brand	3
Par value per share (KRW per share) | ₩ / shares	₩ 10,000	₩ 10,000
American depositary shares
Disclosure of subsidiaries [line items]
Number of depositary shares per common share (in shares) | shares						0.05
Par value per share (KRW per share) | ₩ / shares						₩ 10,000
DoubleDown Interactive LLC
Disclosure of subsidiaries [line items]
Total purchase consideration | $							$ 825,000
SuprNation AB
Disclosure of subsidiaries [line items]
Total purchase consideration | $			$ 30,653
Cash purchase price | €				€ 28.9	€ 30.6
Payment transferred into escrow			$ 5,500	€ 5.2
Number of real-money gaming sites | site			3	3
SuprNation AB | EUR
Disclosure of subsidiaries [line items]
Closing foreign exchange rate					1.0605
DoubleU Games | DoubleDown Interactive Co., Ltd.
Disclosure of subsidiaries [line items]
Percentage of ownership	67.10%